Financial asset of the concession (Tables)	12 Months Ended
Dec. 31, 2025
Financial Asset Of Concession
Schedule of financial asset resulting from concession agreement

	December 31, 2024	Transfer of contract asset (a)	Financial Asset of the Concession – Inflation Adjustment (b)	December 31, 2025

Financial Asset of the Concession
Concession Agreement - URAE-1	17,601,626	2,387,270	1,676,434	21,665,330

(a)	Correspond to transfers (bifurcation) of contract assets and other concession assets to the financial asset of the concession, which were previously recognized at their cost;
(b)	Review of the financial asset considering the inflation adjustment using the IPCA, as this is the rate used by the regulatory agency for the adjustment of assets to be compensated.